Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - Hydrocarbon Wells Abandonmnet Cost [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	$ 268	$ 32	$ (166)
Dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017
Disclosure of provisions [line items]
Recovery of Liabilities of Dispute relating to tax Deduction	30
Other contingent liabilities [member] | Dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017 | Administracion Federal De Ingresos Publicos [member]
Disclosure of provisions [line items]
Increase decrease through transfers and other changes other provisions	$ 22
Extended Moratorium [Member]
Disclosure of provisions [line items]
Tax claims reclassified to tax charges			37
Recovery of Liabilities of Dispute relating to tax Deduction			$ 45